SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jun. 01, 2026	May 29, 2026	Feb. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Details) [Line Items]
Ordinary shares underlying pre funded warrants (in Shares)		2,771,667	2,785,715
Private placement of ordinary warrants underlying ordinary shares (in Shares)			6,785,715
Purchase price per ordinary share and accompanying ordinary warrant (in Dollars per share)			$ 0.7
Purchase price per pre funded warrant and accompanying ordinary warrant (in Dollars per share)			$ 0.699
Gross proceeds from issuance of common stock			$ 4,800	$ 0	$ 1,511
Offering expenses incurred	$ 856		$ 485
Pre-funded warrant issue price per warrant (in Dollars per share)		$ 1.4999
Gross proceeds from securities offering	$ 10,000
Recognized related right-of-use asset				$ 2,742		$ 478
Ordinary Shares [Member]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Details) [Line Items]
Issued shares (in Shares)			4,000,000	7,895,000
Sale of ordinary shares (in Shares)		3,895,000
Sale of stock price per share (in Dollars per share)		$ 1.5
Old Lease Termination Event [Member]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Details) [Line Items]
Derecognized related right-of-use asset				$ 361
Derecognized related lease liability				380
New Lease Commencement Event [Member]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Details) [Line Items]
Recognized related right-of-use asset				1,360
Recognized related lease liability				$ 1,360